PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Sensitivity Analysis (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2020	Dec. 31, 2019
Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase in actuarial assumptions	1.00%	1.00%
Percentage of decrease in actuarial assumptions	1.00%
Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase in actuarial assumptions	1.00%
Percentage of decrease in actuarial assumptions	1.00%
Post-employment health care benefit cost | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	Rp (1,807)	Rp (1,551)
Amount of decrease in actuarial assumptions	2,339	1,888
Post-employment health care benefit cost | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	2,248	2,030
Amount of decrease in actuarial assumptions	(1,844)	(1,689)
Other post-employment benefit cost | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(15)	(12)
Amount of decrease in actuarial assumptions	17	13
Periodic pension benefit cost | Telkomsel | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(471)	(686)
Amount of decrease in actuarial assumptions	507	777
Periodic pension benefit cost | Telkomsel | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	494	390
Amount of decrease in actuarial assumptions	(463)	(366)
Defined pension benefit obligation | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(2,305)	(1,952)
Amount of decrease in actuarial assumptions	2,754	2,416
Defined pension benefit obligation | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	1,733	257
Amount of decrease in actuarial assumptions	(1,547)	(275)
Unfunded Pension | Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	(36)	(40)
Amount of decrease in actuarial assumptions	28	33
Unfunded Pension | Rate of Compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Amount of increase in actuarial assumptions	30	34
Amount of decrease in actuarial assumptions	Rp (39)	Rp (43)